AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE (Details) - RBP4 Pty Ltd $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE
Refundable tax incentive (in percent)	43.50%	43.50%
Maximum revenue during reimbursable period	$ 20
Tax incentive		$ 618	$ 339	$ 779